Non-Cash Transactions - Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 10,273	$ 9,597	$ 9,758
Cash Flows from Financing Activities	(3,777)	(3,729)	(3,683)
Changes in Non-Cash Transactions, New Leases	4,369	4,669	3,796
Changes in Non-Cash Transactions, Acquired by business combination			71
Changes in Non-Cash Transactions, Others	(117)	(195)	(265)
Cash Flows from Operation Activities - Interest Paid	(75)	(69)	(80)
Ending Balance	$ 10,673	$ 10,273	$ 9,597